Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (99.6%)
Aerospace & Defense (0.9%)
$650	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(BB-, Ba3)	09/30/28	4.750	$560,279
800	TransDigm, Inc., Global Company Guaranteed Notes (Callable 10/31/22 @ 103.75)	(B-, B3)	03/15/27	7.500	762,560

					1,322,839

Auto Parts & Equipment (0.8%)
1,005	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 10/31/22 @ 104.25)(1),(2)	(CCC+, Caa1)	05/15/27	8.500	956,181
250	Tenneco, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/24 @ 103.94)(1)	(B+, Ba3)	01/15/29	7.875	244,657

					1,200,838

Automakers (0.5%)
200	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00)(1)	(BB-, B1)	10/15/29	4.000	148,497
675	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	626,103

					774,600

Brokerage (0.6%)
901	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/31/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	911,898

Building & Construction (1.4%)
1,340	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/17/22 @ 103.75)(1)	(B+, B2)	02/15/25	7.500	1,107,946
650	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B1)	02/01/28	5.750	585,711
350	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	275,401

					1,969,058

Building Materials (7.4%)
1,500	Advanced Drainage System, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(B+, Ba2)	06/15/30	6.375	1,456,845
200	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.50)(1)	(BB-, Ba2)	03/01/30	5.000	169,328
1,400	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB-, Ba2)	06/15/32	6.375	1,247,093
750	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 01/31/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	665,583
2,058	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,505,780
426	LBM Acquisition LLC, Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 103.13)(1)	(CCC, Caa1)	01/15/29	6.250	289,527
1,647	MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	1,204,561
1,175	Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1)	(CCC+, Caa1)	04/15/30	9.500	985,543
940	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81)(1)	(CCC, Caa1)	02/01/29	5.625	611,663
650	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	432,396
1,600	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.19)(1)	(B+, B1)	10/01/29	4.375	1,314,900
800	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19)(1)	(BB, B1)	07/15/30	4.375	613,928

					10,497,147

Cable & Satellite TV (2.6%)
685	CSC Holdings LLC, Global Senior Unsecured Notes	(B, B3)	06/01/24	5.250	634,570
50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/31/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	44,308
850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB-, Ba3)	02/01/28	5.375	744,175

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV (continued)
$600	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(BB-, Ba3)	11/15/31	4.500	$451,680
1,600	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,401,816
600	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	466,587

					3,743,136

Chemicals (4.6%)
200	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 10/31/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	193,245
477	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	441,328
600	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B2)	05/15/28	4.750	481,950
800	Herens Midco Sarl, Rule 144A, Company Guaranteed Notes (Callable 05/15/24 @ 102.63)(1),(3)	(CCC+, Caa2)	05/15/29	5.250	498,026
800	LSF11 A5 Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1),(2)	(B-, Caa1)	10/15/29	6.625	601,572
350	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(2)	(CCC+, Caa2)	10/01/29	6.250	240,439
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(4),(5),(6),(7),(8)	(NR, NR)	05/01/18	0.000	3,730
1,200	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(1),(2)	(CCC+, Caa2)	05/15/26	6.750	662,310
400	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B, B2)	04/01/29	5.125	236,770
800	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 102.31)(1)	(BB-, B1)	03/15/29	4.625	593,684
1,200	Valvoline, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.13)(1)	(BB-, Ba3)	02/15/30	4.250	1,138,021
2,215	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1)	(CCC+, Caa2)	02/15/30	9.000	1,446,123

					6,537,198

Consumer/Commercial/Lease Financing (1.2%)
1,950	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(BB, Ba2)	02/01/28	4.750	1,682,791

Diversified Capital Goods (1.7%)
1,350	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB, Ba2)	06/01/31	4.250	1,081,465
1,698	GrafTech Finance, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/23 @ 102.31)(1)	(BB, Ba3)	12/15/28	4.625	1,292,297

					2,373,762

Electronics (0.7%)
1,200	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(B+, Ba3)	06/15/29	4.000	969,535

Energy - Exploration & Production (2.3%)
40	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 10/31/22 @ 105.44)(1)	(BB, B1)	03/14/27	7.250	38,993
550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1),(2)	(BB, B1)	01/15/29	6.000	501,751
1,395	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B+, B3)	03/01/28	8.125	1,310,686
600	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	526,802
880	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 10/31/22 @ 102.44)(1)	(B, Caa2)	11/01/23	9.750	863,459

					3,241,691

Environmental (0.5%)
600	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	572,382

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Environmental (continued)
$200	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	$165,840

					738,222

Food - Wholesale (0.5%)
800	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1),(2)	(B+, B3)	06/01/30	4.625	667,820

Gaming (2.2%)
325	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB-, B3)	06/15/31	4.750	263,260
800	CDI Escrow Issuer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/25 @ 102.88)(1)	(B+, B1)	04/01/30	5.750	699,928
231	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	200,237
450	Fertitta Entertainment Finance Co., Inc, Rule 144A, Senior Secured Notes (Callable 01/15/25 @ 102.31)(1)	(B, B2)	01/15/29	4.625	373,095
1,475	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.38)(1)	(B, B2)	02/15/29	6.750	1,263,962
320	Peninsula Pacific Entertainment Finance, Rule 144A, Senior Unsecured Notes(1)	(B, B3)	11/15/27	8.500	344,600

					3,145,082

Gas Distribution (5.0%)
800	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	625,804
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/31/22 @ 100.00)	(B, B2)	06/15/24	5.625	706,466
425	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/31/22 @ 101.63)	(B, B2)	10/01/25	6.500	385,112
675	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/31/22 @ 103.13)	(B, B2)	05/15/26	6.250	587,040
1,200	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba2)	06/15/28	5.125	1,052,434
400	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	343,902
400	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 103.19)(1)	(BB+, Ba3)	04/15/27	6.375	382,426
950	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(1)	(BB-, B1)	09/30/26	6.500	879,158
1,180	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,014,529
610	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	501,121
200	Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	163,747
500	Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/31/22 @ 105.63)(1)	(BB-, B1)	10/01/25	7.500	492,000

					7,133,739

Health Facility (0.1%)
200	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B-, B3)	10/31/29	4.375	169,378

Health Services (3.5%)
1,060	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	895,329
1,000	MEDNAX, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1),(2)	(BB-, Ba3)	02/15/30	5.375	830,099
1,600	Minerva Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1),(2)	(CCC, Caa2)	02/15/30	6.500	1,267,920
2,450	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa2)	02/01/28	9.250	1,602,117
393	Service Corp., International, Global Senior Unsecured Notes (Callable 05/15/26 @ 102.00)	(BB, Ba3)	05/15/31	4.000	317,133

					4,912,598

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Insurance Brokerage (3.9%)
$1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/31/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	$963,665
181	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/31/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	156,375
780	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/31/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	719,067
400	NFP Corp., Rule 144A, Senior Secured Notes (Callable 10/01/25 @ 103.75)(1)	(B, B1)	10/01/30	7.500	380,077
625	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	534,150
2,712	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	2,119,848
800	Ryan Specialty Group LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	679,510

					5,552,692

Investments & Misc. Financial Services (3.6%)
1,385	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/23 @ 103.13)(1)	(B-, B2)	03/01/28	6.250	1,199,593
1,700	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	1,359,260
1,400	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,100,561
800	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	588,706
1,040	Home Point Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.50)(1),(2)	(NR, Caa1)	02/01/26	5.000	649,791
200	Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B, B2)	06/15/29	4.000	140,105

					5,038,016

Machinery (4.9%)
1,225	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	1,043,155
1,680	ATS Automation Tooling Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(BB-, B2)	12/15/28	4.125	1,397,054
1,400	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa1)	10/15/29	6.625	1,011,224
1,700	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/31/22 @ 105.50)(1)	(CCC+, Caa1)	10/01/27	11.000	1,605,723
2,438	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 10/31/22 @ 102.88)(1)	(B+, B3)	07/31/27	5.750	1,527,710
400	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 10/31/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	390,516

					6,975,382

Managed Care (0.3%)
505	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	433,669

Media - Diversified (0.1%)
200	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	175,901

Media Content (0.7%)
980	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 10/17/22 @ 103.31)(1)	(CCC-, Ca)	08/15/27	6.625	72,275
491	Diamond Sports Finance Co., Rule 144A, Secured Notes (Callable 10/17/22 @ 102.69)(1)	(CCC+, Caa3)	08/15/26	5.375	97,095
200	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.00)(1)	(BB, Ba3)	07/15/28	4.000	170,538
800	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	721,278

					1,061,186

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Medical Products (1.6%)
$675	Embecta Corp., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 101.25)(1)	(B+, Ba3)	02/15/30	5.000	$580,378
800	Medline Borrower LP, Rule 144A, Senior secured Notes (Callable 10/01/24 @ 101.94)(1)	(B+, B1)	04/01/29	3.875	643,324
1,400	Medline Borrower LP, Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 102.63)(1),(2)	(B-, Caa1)	10/01/29	5.250	1,060,430

					2,284,132

Metals & Mining - Excluding Steel (4.6%)
800	Alcoa Nederland Holding B.V., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.75)(1)	(BB+, Baa3)	12/15/27	5.500	747,804
250	Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB, NR)	11/15/29	3.875	195,825
1,800	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1),(2)	(B, B1)	02/15/30	6.500	1,336,670
1,500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/11/22 @ 103.44)(1)	(B+, NR)	03/01/26	6.875	1,385,925
400	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.31)(1)	(BB, B1)	03/01/28	4.625	327,080
400	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB, B1)	06/01/31	4.500	293,640
110	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	90,478
1,129	SunCoke Energy, Inc., Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.44)(1)	(BB, B1)	06/30/29	4.875	873,061
1,550	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(1)	(B-, B3)	02/15/26	7.000	1,235,071

					6,485,554

Packaging (2.2%)
460	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(3)	(B+, B3)	09/01/29	3.000	323,043
400	Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/31/22 @ 103.00)(1)	(B-, B3)	09/15/28	6.000	319,116
525	Pactiv Evergreen Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.00)(1)	(B+, B1)	10/15/27	4.000	441,208
2,380	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	2,014,111

					3,097,478

Personal & Household Products (1.2%)
800	Diamond BC B.V., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.31)(1),(2)	(B, Caa1)	10/01/29	4.625	562,304
1,350	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes(1),(4),(5)	(NR, NR)	03/15/25	0.000	11,813
1,600	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,105,200

					1,679,317

Pharmaceuticals (2.1%)
500	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/22 @ 104.63)(1)	(D, Ca)	04/01/26	9.250	293,580
250	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/22 @ 104.50)(1)	(D, Ca)	12/15/25	9.000	157,301
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(D, Ca)	05/30/29	7.250	192,350
700	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63)(1)	(D, Ca)	01/30/30	5.250	262,533
400	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.44)(1)	(B, Caa1)	06/01/28	4.875	258,552
708	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(BB-, B1)	08/15/28	3.875	472,126
650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 10/31/22 @ 100.00)(1),(4)	(D, NR)	10/15/24	5.875	534,770
400	Endo U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1),(4)	(D, NR)	04/01/29	6.125	316,363

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
$540	Grifols Escrow Issuer S.A., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.38)(1)	(B-, B3)	10/15/28	4.750	$418,294

					2,905,869

Real Estate Development & Management (0.6%)
1,135	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(CCC+, NR)	05/01/25	7.875	786,691

Real Estate Investment Trusts (2.3%)
1,271	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	993,626
1,400	iStar, Inc., Global Senior Unsecured Notes (Callable 10/31/22 @ 102.75)	(BB, Ba2)	02/15/26	5.500	1,410,542
200	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba2)	10/01/24	4.750	197,541
750	VICI Note Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/26 @ 100.00)(1)	(BBB-, Ba1)	02/01/27	5.750	708,334

					3,310,043

Recreation & Travel (5.5%)
800	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	671,282
1,227	Merlin Entertainments Ltd., Rule 144A, Secured Notes (Callable 03/17/26 @ 100.00)(1)	(B, B2)	06/15/26	5.750	1,144,460
500	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 11/15/22 @ 103.31)(1),(2)	(CCC, Caa2)	11/15/27	6.625	424,097
2,575	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1),(2)	(B-, B3)	08/15/29	5.250	2,144,202
300	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 10/31/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	306,665
1,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 10/31/22 @ 100.00)(1)	(B-, B3)	07/31/24	4.875	1,096,847
2,315	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB, B2)	11/01/27	4.875	2,016,302

					7,803,855

Restaurants (0.8%)
1,225	Yum! Brands, Inc., Global Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	1,088,711

Software - Services (6.9%)
635	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 10/31/23 @ 102.69)(1)	(NR, B1)	10/31/26	5.375	535,043
875	Central Parent, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/25 @ 103.63)(1)	(B+, B1)	06/15/29	7.250	833,700
2,100	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	1,661,793
1,775	Endurance International Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	1,182,005
631	II-VI, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/14/24 @ 102.50)(1)	(B+, B2)	12/15/29	5.000	523,490
635	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB, Ba2)	12/01/29	3.875	490,049
825	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB, Ba2)	12/01/31	4.125	627,759
1,807	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	1,560,770
2,705	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa2)	12/15/28	7.125	1,997,237
400	ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 101.94)(1)	(B+, B1)	02/01/29	3.875	327,248

					9,739,094

Specialty Retail (3.9%)
40	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	33,892
491	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	384,777

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail (continued)
$200	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	$160,379
200	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.50)(1)	(BB, B1)	02/15/32	5.000	153,382
950	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/31/22 @ 102.13)(1)	(B-, B3)	10/30/25	8.500	831,833
400	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 102.44)(1)	(BB-, B2)	05/01/29	4.875	310,345
200	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	161,146
400	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 06/15/24 @ 101.88)	(BB-, Ba3)	06/15/29	3.750	318,694
68	Ruyi U.S. Finance LLC(6),(8)	(NR, NR)	05/01/25	0.000	38,225
51	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 10/31/22 @ 103.75)(1),(6),(8)	(NR, NR)	05/01/25	7.500	38,508
1,850	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 10/31/22 @ 103.75)(1)	(NR, Caa1)	05/01/25	7.500	1,458,512
600	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB-, B1)	11/15/29	4.625	471,711
1,150	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1),(2)	(BB-, B1)	11/15/31	4.875	872,988
450	Wolverine World Wide, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.00)(1)	(BB-, Ba3)	08/15/29	4.000	343,967

					5,578,359

Support - Services (8.8%)
582	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	440,257
1,223	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 10/31/22 @ 104.88)(1)	(CCC+, Caa1)	07/15/27	9.750	1,006,868
1,300	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1),(2)	(CCC+, Caa1)	06/01/29	6.000	841,684
400	APi Escrow Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.38)(1)	(B, B1)	10/15/29	4.750	335,806
475	APi Group DE, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.06)(1)	(B, B1)	07/15/29	4.125	377,361
400	Clarivate Science Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 06/30/24 @ 102.44)(1),(2)	(CCC+, Caa1)	07/01/29	4.875	313,844
1,600	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	1,146,336
2,035	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 10/31/22 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	1,914,135
2,000	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B1)	05/01/29	4.625	1,525,624
800	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 102.75)(1)	(CCC+, B3)	09/01/28	5.500	649,024
1,197	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	852,025
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/22 @ 103.56)(1)	(BB, Ba3)	06/15/25	7.125	501,075
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB, Ba3)	06/15/28	7.250	490,793
1,231	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	1,018,043
595	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B2)	08/15/28	4.625	521,708
700	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	566,615

					12,501,198

Tech Hardware & Equipment (3.9%)
1,200	Ciena Corp., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.00)(1)	(BB, Ba1)	01/31/30	4.000	1,003,662
759	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 10/11/22 @ 101.00)(1)	(CCC+, Caa1)	06/15/25	6.000	675,457

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Tech Hardware & Equipment (continued)
$340	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 10/11/22 @ 102.50)(1)	(CCC+, Caa1)	03/15/27	5.000	$257,154
1,350	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB+, Baa3)	04/15/29	4.750	1,192,144
1,600	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,353,632
1,320	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB-, B1)	11/15/28	4.125	1,064,600

					5,546,649

Telecom - Wireline Integrated & Services (2.6%)
1,656	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 09/15/23 @ 102.56)(1)	(B, B2)	01/15/29	5.125	1,224,903
200	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B, B2)	07/15/29	5.125	149,894
200	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(B, B2)	10/15/29	5.500	150,983
2,651	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/22 @ 101.97)(1),(4),(5)	(NR, NR)	12/31/24	0.000	212,080
1,193	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/31/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	991,830
200	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	150,890
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/10/22 @ 102.50)(1),(9)	(BB-, Ba3)	04/15/27	5.000	486,090
400	Vmed O2 UK Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(BB-, Ba3)	01/31/31	4.250	303,316

					3,669,986

Theaters & Entertainment (2.1%)
1,538	AMC Entertainment Holdings, Inc., 10.00% Cash, 12.00% PIK, Rule 144A, Secured Notes (Callable 06/15/23 @ 106.00)(1),(10)	(CCC-, Caa3)	06/15/26	10.000	1,051,902
1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/22 @ 101.22)(1)	(B-, B3)	11/01/24	4.875	990,709
700	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/22 @ 102.81)(1)	(B-, B3)	03/15/26	5.625	666,531
325	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/22 @ 103.56)(1)	(B-, B3)	10/15/27	4.750	282,825

					2,991,967

Trucking & Delivery (0.5%)
800	XO Management Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19)(1)	(B-, Caa1)	02/01/30	6.375	655,980

TOTAL CORPORATE BONDS (Cost $174,107,224)					141,353,061

BANK LOANS (29.6%)
Aerospace & Defense (1.4%)
1,050	Amentum Government Services Holdings LLC, LIBOR 6M + 8.750%(6),(11)	(NR, NR)	01/31/28	12.920	971,250
299	Amentum Government Services Holdings LLC, SOFR 3M + 4.000%(6),(11)	(B, B1)	02/15/29	7.206 –7.558	286,532
728	Peraton Corp., LIBOR 1M + 7.750%(11)	(NR, NR)	02/01/29	10.568	692,615

					1,950,397

Auto Parts & Equipment (0.6%)
243	Jason Group, Inc., LIBOR 1M + 1.000% Cash, 9.000% PIK(10),(11)	(NR, NR)	03/02/26	13.115	240,656
329	Jason Group, Inc., LIBOR 1M + 2.000% Cash, 4.000% PIK(10),(11)	(NR, NR)	08/28/25	9.115	312,927
352	U.S. Farathane LLC, LIBOR 3M + 4.250%(11)	(CCC+, B2)	12/23/24	7.924	311,347

					864,930

Banking (0.6%)
887	Citco Funding LLC, LIBOR 3M + 2.500%(6),(11)	(NR, Ba3)	09/28/23	6.174	885,533

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Building Materials (0.3%)
$534	Cornerstone Building Brands, Inc., SOFR 1M + 5.625%(11)	(B, B2)	08/01/28	8.470	$491,724

Chemicals (3.0%)
1,455	Ascend Performance Materials Operations LLC, SOFR 6M + 4.750%(11)	(BB-, Ba3)	08/27/26	8.831	1,428,585
802	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%, LIBOR 3M + 4.750%(11)	(B-, B3)	10/15/25	6.714 –7.205	654,582
1,750	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(7),(11)	(CCC, Caa2)	10/27/25	11.320	1,700,414
544	Zep, Inc., LIBOR 3M + 4.000%(11)	(CCC+, B2)	08/12/24	7.674	479,572

					4,263,153

Diversified Capital Goods (0.7%)
1,029	Electrical Components International, Inc., PRIME + 7.500%(6),(11)	(B-, B2)	06/26/25	13.750	951,582

Electronics (1.6%)
750	CPI International, Inc., LIBOR 1M + 7.250%(6),(7),(11)	(CCC+, Caa2)	07/26/25	10.365	738,290
1,530	Idemia Group, LIBOR 3M + 4.500%(11)	(B-, B3)	01/09/26	8.174	1,463,346

					2,201,636

Food & Drug Retailers (0.7%)
1,000	WOOF Holdings, Inc., LIBOR 3M + 7.250%(11)	(CCC, Caa2)	12/21/28	10.815	960,000

Food - Wholesale (0.2%)
338	United Natural Foods, Inc., SOFR 1M + 3.250%(11)	(BB-, B1)	10/22/25	6.399	334,031

Gas Distribution (0.7%)
1,073	Traverse Midstream Partners LLC, SOFR 3M + 4.250%(11)	(B+, B3)	09/27/24	5.950	1,051,287

Health Services (1.8%)
524	Carestream Health, Inc., LIBOR 3M + 7.250%(8),(11)	(NR, NR)	05/08/23	10.924	468,512
819	MedAssets Software Intermediate Holdings, Inc.(12)	(CCC, Caa2)	12/17/29	0.000	707,411
1,612	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.250%(11)	(B-, B3)	12/15/27	8.924	1,426,263

					2,602,186

Investments & Misc. Financial Services (1.6%)
1,500	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(11)	(CCC, Caa2)	08/02/29	8.813	1,357,500
865	Deerfield Dakota Holding LLC, LIBOR 1M + 6.750%(6),(11)	(CCC, Caa2)	04/07/28	9.865	841,587
520	Ditech Holding Corp.(4),(5),(6)	(NR, NR)	06/30/22	0.000	65,053

					2,264,140

Life Insurance (0.5%)
939	Vida Capital, Inc., LIBOR 1M + 6.000%(11)	(CCC+, B2)	10/01/26	9.115	735,649

Machinery (1.1%)
487	Granite Holdings U.S. Acquisition Co., LIBOR 3M + 4.000%(11)	(B, B1)	09/30/26	7.674	469,665
798	LTI Holdings, Inc., LIBOR 1M + 6.750%(7),(11)	(CCC+, Caa2)	09/06/26	9.865	705,130
436	LTI Holdings, Inc., LIBOR 1M + 3.250%(11)	(B-, B2)	09/06/25	6.365	404,946

					1,579,741

Medical Products (0.9%)
615	Femur Buyer, Inc., LIBOR 3M + 5.500%(6),(11)	(NR, NR)	03/05/24	9.174	524,511
688	Viant Medical Holdings, Inc., LIBOR 1M + 6.250%(6),(11)	(CCC+, B3)	07/02/25	9.365	679,000

					1,203,511

Packaging (0.2%)
540	Strategic Materials, Inc., LIBOR 3M + 7.750%(6),(7),(11)	(CC, C)	10/31/25	10.532	216,000

Personal & Household Products (1.6%)
800	ABG Intermediate Holdings 2 LLC, SOFR 1M + 6.000%(11)	(CCC+, Caa1)	12/20/29	9.134	758,000
1,106	Serta Simmons Bedding LLC, LIBOR 1M + 7.500%(11)	(B-, B3)	08/10/23	10.793	1,080,153
745	Serta Simmons Bedding LLC, LIBOR 1M + 7.500%(11)	(CCC+, Ca)	08/10/23	10.793	398,730

					2,236,883

Pharmaceuticals (0.3%)
384	Akorn, Inc., LIBOR 3M + 7.500%(11)	(CCC+, Caa3)	10/01/25	9.777	372,294

Recreation & Travel (1.9%)
763	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(11)	(CCC-, Caa3)	09/04/26	10.884	670,575

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Recreation & Travel (continued)
$973	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(11)	(B-, B3)	09/05/25	6.884	$884,721
527	Hornblower Sub LLC, LIBOR 3M + 4.500%(11)	(CCC-, Caa2)	04/27/25	8.670	373,828
773	Hornblower Sub LLC, LIBOR 3M + 8.125%(6),(11)	(NR, NR)	11/10/25	11.048	777,062

					2,706,186

Restaurants (0.1%)
200	Tacala LLC, LIBOR 1M + 7.500%(6),(11)	(CCC, Caa2)	02/04/28	10.615	184,000

Software - Services (4.5%)
1,200	Aston FinCo Sarl, LIBOR 1M + 4.250%(11)	(B-, B2)	10/09/26	7.365	1,131,728
595	Astra Acquisition Corp., LIBOR 1M + 5.250%(11)	(B-, B2)	10/25/28	8.365	508,873
600	CommerceHub, Inc., LIBOR 1M + 7.000%(11)	(CCC, Caa2)	12/29/28	10.674	481,500
1,250	Epicor Software Corp., LIBOR 1M + 7.750%(11)	(CCC, Caa2)	07/31/28	10.865	1,226,250
464	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(11)	(B-, B2)	06/13/24	6.871	405,161
2,361	Finastra U.S.A., Inc., LIBOR 1W + 7.250%(11)	(CCC, Caa2)	06/13/25	8.489	1,943,130
500	Quest Software U.S. Holdings, Inc.(12)	(B-, B2)	02/01/29	0.000	372,500
499	Redstone Holdco 2 LP(12)	(B-, B3)	04/27/28	0.000	372,559

					6,441,701

Support - Services (2.1%)
2,260	Change Healthcare Holdings LLC, PRIME + 1.500%(11)	(B+, B1)	03/01/24	7.750	2,256,244
400	LaserShip, Inc., LIBOR 3M + 7.500%(6),(11)	(CCC, Caa2)	05/07/29	10.377	312,000
400	TruGreen LP, LIBOR 1M + 8.500%(6),(11)	(CCC+, Caa2)	11/02/28	11.615	360,000

					2,928,244

Telecom - Wireline Integrated & Services (1.1%)
1,028	Patagonia Holdco LLC, SOFR 3M + 5.750%(11)	(NR, B1)	08/01/29	8.386	831,110
875	TVC Albany, Inc., LIBOR 1M + 7.500%(7),(11)	(CCC, Caa2)	07/23/26	10.620	797,344

					1,628,454

Theaters & Entertainment (2.1%)
780	Technicolor Creative Studios, EURIBOR 3M + 6.000%(3),(11)	(B, B2)	09/07/26	7.000	712,548
844	TopGolf International, Inc., LIBOR 1M + 6.250%(11)	(B, B3)	02/09/26	9.334	838,428
1,419	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(11)	(B, B3)	05/18/25	5.870	1,357,446

					2,908,422

TOTAL BANK LOANS (Cost $45,910,676)					41,961,684

ASSET BACKED SECURITIES (7.1%)
Collateralized Debt Obligations (7.1%)
650	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400%(1),(11)	(NR, Ba3)	07/20/34	10.110	558,638
1,000	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, SOFR 3M + 7.170%(1),(11)	(NR, Ba3)	04/20/35	9.647	838,682
500	Anchorage Credit Funding Ltd., 2016-4A, Rule 144A(1)	(NR, Ba3)	04/27/39	6.659	390,526
750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, LIBOR 3M + 6.710%(1),(11)	(BB-, NR)	10/15/36	9.222	617,381
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350%(1),(11)	(BB-, NR)	01/17/33	9.090	889,738
1,000	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, LIBOR 3M + 6.720%(1),(11)	(BB-, NR)	04/20/34	9.430	893,528
1,000	KKR CLO Ltd., 14, Rule 144A, LIBOR 3M + 6.150%(1),(11)	(NR, B1)	07/15/31	8.662	827,185
1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 7.110% (1),(11)	(BB-, NR)	10/20/34	9.820	855,850
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750%(1),(11)	(NR, Ba1)	01/22/35	8.509	884,764
400	MP CLO III Ltd., 2013-1A, Rule 144A, LIBOR 3M + 3.050%(1),(11)	(NR, Ba1)	10/20/30	5.760	346,690
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(1),(11)	(BB-, NR)	10/20/32	9.940	849,905
1,000	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A(1)	(NR, Baa2)	04/20/37	5.459	880,792
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, LIBOR 3M + 7.710%(1),(11)	(BB-, NR)	01/20/34	10.420	869,335
400	Vibrant Clo VII Ltd., 2017-7A, Rule 144A, LIBOR 3M + 3.600%(1),(11)	(NR, Baa3)	09/15/30	6.310	355,429

TOTAL ASSET BACKED SECURITIES (Cost $11,470,736)					10,058,443

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2022 (unaudited)

Shares		Value

COMMON STOCKS (1.5%)
Auto Parts & Equipment (0.2%)
18,270	Jason Group, Inc.(5),(6)	$196,405

Chemicals (0.5%)
2,794	Project Investor Holdings LLC(5),(6),(7),(8)	28
46,574	Proppants Holdings LLC(5),(6),(7),(8)	931
10,028	UTEX Industries, Inc.(5),(6)	671,876

		672,835

Pharmaceuticals (0.2%)
45,583	Akorn Holding Company LLC(5)	296,290

Specialty Retail (0.0%)
69	Ruyi U.S. Finance LLC, Class B(5),(6),(8)	1

Support - Services (0.0%)
800	LTR Holdings LLC(5),(6),(7),(8)	1,185
433	Sprint Industrial Holdings LLC, Class G(5),(6),(7),(8)	—
39	Sprint Industrial Holdings LLC, Class H(5),(6),(7),(8)	—
96	Sprint Industrial Holdings LLC, Class I(5),(6),(7),(8)	500

		1,685

Theaters & Entertainment (0.6%)
307,692	Technicolor Creative Studios SA(3),(5)	587,789
307,692	Vantiva SA(3),(5)	307,897

		895,686

TOTAL COMMON STOCKS (Cost $2,434,783)		2,062,902

WARRANT (0.0%)
Chemicals (0.0%)
11,643	Project Investor Holdings LLC, expires 02/20/2022(5),(6),(7),(8) (Cost $6,054)	—

SHORT-TERM INVESTMENTS (9.3%)
3,693,637	State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.94%	3,693,637
9,557,730	State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(13)	9,557,730

TOTAL SHORT-TERM INVESTMENTS (Cost $13,251,367)		13,251,367

TOTAL INVESTMENTS AT VALUE (147.1%) (Cost $247,180,840)		208,687,457

LIABILITIES IN EXCESS OF OTHER ASSETS (-47.1%)		(66,830,266)

NET ASSETS (100.0%)		$141,857,191

INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $144,155,725 or 101.6% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in Euro.
(4)	Bond is currently in default.
(5)	Non-income producing security.
(6)	Security is valued using significant unobservable inputs.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2022 (unaudited)

(7)	Illiquid security.
(8)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
(9)	This security is denominated in British Pound.
(10)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(11)	Variable rate obligation — The interest rate shown is the rate in effect as of September 30, 2022. The rate may be subject to a cap and floor.
(12)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of September 30, 2022.

(13)	Represents security purchased with cash collateral received for securities on loan.

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
USD	531,853	EUR	479,991	10/12/22	Barclays Bank PLC	$(531,853)	$(470,479)	$61,374
USD	2,365,022	EUR	2,079,062	10/12/22	Deutsche Bank AG	(2,365,022)	(2,037,859)	327,163
USD	226,295	EUR	220,009	10/12/22	JPMorgan Chase	(226,295)	(215,649)	10,646
USD	771,227	EUR	762,311	10/12/22	Morgan Stanley	(771,227)	(747,204)	24,023
USD	733,738	GBP	540,767	10/12/22	Deutsche Bank AG	(733,738)	(603,760)	129,978
USD	27,546	GBP	22,679	10/12/22	JPMorgan Chase	(27,546)	(25,321)	2,225

Total Unrealized Appreciation								$555,409

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
EUR	254,858	USD	273,772	10/12/22	Deutsche Bank AG	$273,772	$249,807	$(23,965)
EUR	687,845	USD	691,063	10/12/22	JPMorgan Chase	691,063	674,213	(16,850)
EUR	19,172	USD	22,069	10/12/22	Morgan Stanley	22,069	18,792	(3,277)
GBP	44,469	USD	53,351	10/12/22	Barclays Bank PLC	53,351	49,649	(3,702)
GBP	23,155	USD	30,381	10/12/22	Deutsche Bank AG	30,381	25,852	(4,529)
GBP	44,366	USD	53,244	10/12/22	JPMorgan Chase	53,244	49,534	(3,710)

Total Unrealized Depreciation								$(56,033)

Total Net Unrealized Appreciation/(Depreciation)								$499,376

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the Board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 went into effect on March 8, 2021, with a compliance date of September 8, 2022. Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issues guidance, including with respect to the role a board in determining fair value and the accounting and auditing of fund investments.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$141,272,598	$80,463		$141,353,061
Bank Loans	—	34,169,284	7,792,400		41,961,684
Asset Backed Securities	—	10,058,443	—		10,058,443
Common Stocks	895,686	296,290	870,926		2,062,902
Warrants	—	—	0	(1)	0	(1)
Short-term Investments	3,693,637	9,557,730	—		13,251,367

	$4,589,323	$195,354,345	$8,743,789		$208,687,457

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$555,409	$—		$555,409

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$56,033	$—		$56,033

(1)	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of September 30, 2022 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrant		Total
Balance as of December 31, 2022	$18,917	$8,217,766	$5,700	$0	(1)	$8,242,383
Accrued discounts (premiums)	—	37,139	—	—		37,139
Purchases	—	1,319,599	—	—		1,319,599
Sales	—	(2,324,494)	—	—		(2,324,494)
Realized gain (loss)	—	15,600	(44,986)	—		(29,386)
Change in unrealized appreciation (depreciation)	73,359	(918,047)	41,931	—		(802,757)
Transfers into Level 3	—	3,000,181	868,281	—		3,868,462
Transfers out of Level 3	(11,813)	(1,555,344)	—	—		(1,567,157)

Balance as of September 30, 2022	$80,463	$7,792,400	$870,926	$0	(1)	$8,743,789

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$76,734	$(804,617)	$(3,054)	—		$(730,937)

(1)	Includes zero valued security.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At September 30, 2022	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$7,792,400	Vendor pricing	Single Broker Quote	$0.12 – $1.01 ($0.93)
Common Stocks	960	Income Approach	Expected Remaining Distribution	0.00 – 0.02 (0.02)
	1,685	Recent Transactions	Trade Price	1.48 – 5.22 (2.59)
	868,281	Vendor pricing	Single Broker Quote	10.75 – 67.00 (54.28)
Corporate Bonds	80,463	Income Approach	Expected Remaining Distribution	0.01 – 0.76 (0.63)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the period ended September 30, 2022, $3,868,462 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $1,567,157 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.